VIRTUS Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—2.1%
Cellnex Telecom S.A. (Spain)	39,815	$ 1,607
Energy—14.1%
Cheniere Energy, Inc. (United States)	20,504	3,124
DT Midstream, Inc. (United States)	19,641	974
Enbridge, Inc. (Canada)	44,305	1,646
Pembina Pipeline Corp. (Canada)	45,081	1,417
Targa Resources Corp. (United States)	20,052	1,526
TC Energy Corp. (Canada)	31,195	1,261
Williams Cos., Inc. (The) (United States)	27,616	901
		10,849

Industrials—25.1%
Aena SME S.A. (Spain)	18,842	3,043
Atlas Arteria Ltd. (Australia)	493,959	2,051
Auckland International Airport Ltd. (New Zealand)(1)	367,485	1,931
Canadian Pacific Kansas City Ltd. (Canada)	17,626	1,424
Ferrovial SE (Netherlands)	36,416	1,151
Flughafen Zurich AG Registered Shares (Switzerland)	7,346	1,526
Norfolk Southern Corp. (United States)	4,541	1,030
Transurban Group (Australia)	483,029	4,599
Union Pacific Corp. (United States)	6,330	1,295
Vinci S.A. (France)	10,132	1,176
		19,226

Real Estate—8.4%
American Tower Corp. (United States)	20,449	3,966
Crown Castle, Inc. (United States)	21,830	2,487
		6,453

Utilities—49.1%
Ameren Corp. (United States)	20,516	1,676
American Electric Power Co., Inc. (United States)	24,969	2,102
APA Group (Australia)	142,824	924
Atmos Energy Corp. (United States)	10,740	1,250
CenterPoint Energy, Inc. (United States)	77,428	2,257
CMS Energy Corp. (United States)	24,293	1,427
Dominion Energy, Inc. (United States)	43,815	2,269
DTE Energy Co. (United States)	12,095	1,331
EDP - Energias de Portugal S.A. (Portugal)	209,962	1,026
Emera, Inc. (Canada)	36,040	1,484
Entergy Corp. (United States)	10,954	1,067
	Shares	Value

Utilities—continued
Eversource Energy (United States)	15,583	$ 1,105
Iberdrola S.A. (Spain)	72,017	939
National Grid plc (United Kingdom)	186,045	2,458
NextEra Energy, Inc. (United States)	56,913	4,223
NiSource, Inc. (United States)	49,916	1,365
Orsted AS (Denmark)	14,644	1,384
Public Service Enterprise Group, Inc. (United States)	17,964	1,125
Sempra Energy (United States)	18,668	2,718
Severn Trent plc (United Kingdom)	37,161	1,211
Southern Co. (The) (United States)	25,240	1,773
United Utilities Group plc (United Kingdom)	59,888	731
Xcel Energy, Inc. (United States)	29,382	1,827
		37,672

Total Common Stocks (Identified Cost $73,156)		75,807

Total Long-Term Investments—98.8% (Identified Cost $73,156)		75,807

TOTAL INVESTMENTS—98.8% (Identified Cost $73,156)		$75,807
Other assets and liabilities, net—1.2%		924
NET ASSETS—100.0%		$76,731

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	56%
Australia	10
Canada	10
Spain	7
United Kingdom	6
New Zealand	3
Switzerland	2
Other	6
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$75,807	$66,302	$9,505
Total Investments	$75,807	$66,302	$9,505
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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